Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

9.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31,	December 31,
	2023	2022
Accrued wages and bonus	$861,142	$514,169
Research and development	238,000	47,547
Professional and consulting fees	392,000	16,876
Accrued legal fees	2,218,817	439,901
Other accrued liabilities	539,240	209,909
Total accrued expenses and other current liabilities	$4,634,947	$1,228,402

7.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of:

	December 31,
	2022	2021
Accrued wages and bonus	$514,169	$408,418
Research and development	47,547	35,708
Professional and consulting fees	16,876	13,120
Accrued legal fees	439,901	29,512
Other accrued liabilities	209,909	97,127
Total accrued expenses and other current liabilities	$1,228,402	$583,885